CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS

	As of June 30,
	2025	2024
Assets
Current assets:
Cash	$25,428	$46,307
Advances to suppliers	135,000	-
Prepayments and other current assets, net	756,585	-
Total current assets	917,013	46,307

Non-current asset:
Investment in subsidiaries	12,405,300	10,534,642
Total non-current asset	12,405,300	10,534,642
Total assets	$13,322,313	$10,580,949

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$292,528	$-
Amounts due to related parties	130,039	-
Total current liabilities	$422,567	$-

Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 50,000,000 shares authorized; 10,000,000 shares issued and outstanding as of June 30, 2024)	$-	$10,000
Class A ordinary shares (par value of $0.001 per share; 75,000,000 shares authorized; 4,010,349 shares issued and outstanding as of June 30, 2025)	4,010	-
Class B ordinary shares (par value of $0.001 per share; 25,000,000 shares authorized; 9,200,000 shares issued and outstanding as of June 30, 2025)	9,200	-
Additional paid in capital	12,157,104	4,249,517
Retained earnings	997,295	6,709,975
Accumulated other comprehensive loss	(267,863)	(388,543)
Total shareholders’ equity	$12,899,746	$10,580,949
Total liabilities and shareholders’ equity	$13,322,313	$10,580,949

SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

	For the Years Ended June 30,
	2025	2024	2023
Operating (loss) income
Equity (loss) income of subsidiaries	$(424,939)	$2,446,103	$3,460,462
General and administrative expenses	(5,304,727)	(4,832)	-
Total operating (loss) income	(5,729,666)	2,441,271	3,460,462

Foreign exchange gain and interest income	16,986	503	-
Net (loss) income	$(5,712,680)	$2,441,774	$3,460,462

Other comprehensive (loss) income
Foreign currency translation adjustment	120,680	(31,462)	(279,973)
Total comprehensive (loss) income	$(5,592,000)	$2,410,312	$3,180,489

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2025	2024	2023
Cash flows from operating activities	$(1,581,748)	$(3,710)	$-
Cash flows from investing activities	(2,617,293)	-	-
Cash flows from financing activities	4,187,707	50,000	-
Effect of exchange rate changes	(9,545)	17	-
Net (decrease) increase in cash	(20,879)	46,307	-
Cash at beginning of the year	46,307	-	-
Cash at the end of the year	$25,428	$46,307	$-